Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation
Share-based compensation

17                                  Share-based compensation

(a)                       2006 Share Incentive Plan

On November 13, 2006, the shareholders of the Company adopted the 2006 Share Incentive Plan (the “2006 Share Incentive Plan”) which provides for the granting of options, share appreciation rights, and other share-based awards such as non-vested shares to the directors and employees of the Group. The board of directors and shareholders of the Company has authorized the issuance of up to 12,000,000 ordinary shares upon exercise of awards granted under the 2006 Share Incentive Plan.

Share options

The following is a summary of share options granted during the years ended December 31, 2009, 2010 and 2011 under the 2006 Share Incentive Plan.

	Year ended December 31,
	2009	2010		2011
Total number of share options granted	—	978,000		—
Weighted average exercise price per share (US$/share)	—	US$	4.545	—
Weighted average vesting period (in years)	—	3.00		—
Weighted average contractual life (in years)	—	6.00		—

Management has determined, based on the Black-Scholes option pricing model, that the weighted average grant-date fair value per option was approximately US$2.35 (RMB15.51 translated at the exchange rate on December 31, 2010) or an aggregate of RMB15,169 for the years ended December 31, 2010.

The weight average assumptions used in determining the fair value of the share options granted during the years ended December 31, 2009, 2010 and 2011 are provided as follows:

	Year ended December 31,
	2009	2010	2011
Valuation assumptions
Expected term (in years)	—	4.5	—
Expected volatility	—	64.73%	—
Expected dividend	—	0%	—
Risk-free rate	—	0.75%-1.41%	—

The expected term is based on the simplified method by averaging the vesting term and contractual term. Since the share options granted prior to year 2009 were exchanged to non-vested shares in May 2009, the Group is unable to rely on historical exercise data to estimate the expected term of the share options granted in 2010. The expected volatility of share options is estimated based on the Company’s historical share price using the expected life of the grant. The risk free rate is based on the yield of US Treasury bond rate.

Since the Company’s share options have certain characteristics that are significantly different from traded options, and changes in the subjective assumptions can materially affect the estimated value, the existing valuation model may not provide an accurate measure of the fair value of the Company’s employee stock options. Although the fair value of share options is determined using the Black-Scholes option pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Balance as of January 1, 2009	9,938,000	4.33
Forfeited	(135,600)	4.22
Cancelled	(9,802,400)	4.33
Balance as of December 31, 2009	—	—
Granted	978,000	4.55
Balance as of December 31, 2010	978,000	4.55
Exercised	(800)	4.55
Forfeited	(119,500)	4.55
Balance as of December 31, 2011	857,700	4.55	3.67	133
Vested and expected to vest as of December 31, 2011	713,665	4.55	3.67	111
Exercisable as of December 31, 2011	174,100	4.55	3.67	27

The total fair value of share options vested during the years ended December 31, 2009 and 2011 was RMB1,993 and RMB4,899 (US$778), respectively. No share option was vested during the year ended December 31, 2010. The total intrinsic values of options exercised during the years ended December 31, 2011 was RMB2 (US$0.3). No share options were exercised during the year ended December 31, 2009 and 2010.

As of December 31, 2011, there was RMB7,974 (US$1,267) of total unrecognized compensation cost related to share options that is expected to be recognized on a straight line basis over a weighted average period of 3.67 years.

Non-vested shares

On April 15, 2009, the Compensation Committee of the Company approved a share option exchange program that offered the directors, employees and consultants the right to exchange vested and unvested outstanding share options to purchase ordinary shares of the Company under the 2006 Share Incentive Plan for the Company’s vested and non-vested shares.  Non-vested shares are subject to restrictions on their sale or transfer by the holder. Under the share option exchange program, the non-vested shares vest on the same term as the original grants made under 2006 Share Incentive Plan.  Upon exercise of non-vested shares, the holders are required to pay the par value at US$0.01 (RMB0.06) per share.

A total of 154 directors and employees accepted the offer and tendered an aggregate of 9,802,400 options in exchange for 1,833,990 vested shares and 2,916,028 non-vested shares on May 7, 2009, the modification date. The exchange ratio is determined based on the fair value of the vested and non-vested shares divided by the fair value of the share options surrendered. The exchange of the share option awards for the vested and non-vested shares was accounted for as a modification of awards which involves a cancellation of the original award and an issuance of a new award. The effect of this award modification on share-based compensation expense over the remaining requisite service period was not significant.

During the years ended December 31, 2009, 2010 and 2011, 240,000, 870,000 and 364,000 non-vested shares were granted, respectively, under the 2006 Share Incentive Plan with terms ranging from 3 to 5 years.

During the years ended December 31, 2009, 2010 and 2011, 467,780, 518,322 and 243,870 non-vested shares were exercised, respectively.

A summary of non-vested shares activity is as follows:

	Number of non-vested shares	Weighted average grant- date fair value
		US$
Balance as of January 1, 2009	—	—
Replacement awards granted on May 7, 2009	2,916,028	3.38
Granted	240,000	3.91
Vested	(885,656)	3.38
Forfeited	(213,542)	3.38
Balance as of December 31, 2009	2,056,830	3.44
Granted	870,000	4.48
Vested	(993,068)	3.47
Forfeited	(13,336)	3.38
Balance as of December 31, 2010	1,920,426	3.90
Granted	364,000	5.96
Vested	(1,035,452)	3.64
Forfeited	(248,548)	3.78
Balance as of December 31, 2011	1,000,426	4.94
Vested but not exercised as of December 31, 2011	3,518,194	3.47

The total fair value of non-vested shares vested during the years ended December 31, 2009, 2010 and 2011 was RMB22,493, RMB33,759 and RMB30,727(US$4,882).

As of December 31, 2011, there was RMB20,032 (US$3,183) of total unrecognized compensation cost related to non-vested shares that is expected to be recognized on a straight-line basis over a weighted average period of 2.62 years.

Share-based compensation cost is included in the following captions:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Research and development	1,772	3,599	3,960	629
Sales, marketing and distribution	2,058	3,810	5,414	860
General and administrative	19,847	23,690	19,967	3,173
Total share-based compensation	23,677	31,099	29,341	4,662

(b)                       2008 Share Incentive Plan

On July 31, 2008, the Company adopted a new Share Incentive Plan (the “2008 Share Incentive Plan”) that allows the board of directors to grant options, share appreciation rights and other share-based awards such as non-vested shares to directors, employees and consultants of the Group to purchase up to an aggregate of 6,250,000 ordinary shares upon exercise of awards granted under the 2008 Share Incentive Plan. No share-based awards were granted under the 2008 Share Incentive Plan in the years ended December 31, 2009, 2010 and 2011.